Acquisitions and disposals (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [line items]
Summary of other transactions with non-controlling shareholders in subsidiaries

The aggregate cash consideration in respect of other transactions with non-controlling shareholders in subsidiaries, net of cash acquired, is as follows:

	2023	2022
	€m	€m
Cash consideration (paid)/received
Vantage Towers	(667)	217
Other	(25)	(28)
	(692)	189

Schedule of aggregate cash consideration in respect of purchase or disposal of subsidiaries, net of cash

	2023	2022
	€m	€m
Cash consideration received
Vodafone Hungary	1,606	–
Vantage Towers	5,592	–
Other disposals during the period	2	–
Net cash disposed	(224)	–
	6,976	–

Vodafone Hungary
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€m
Goodwill	(441)
Other intangible assets	(521)
Property, plant and equipment	(516)
Inventory	(17)
Trade and other receivables	(206)
Cash and cash equivalents	(3)
Current and deferred taxation	13
Borrowings	106
Trade and other payables	163
Provisions	31
Net assets disposed	(1,391)
Cash proceeds	1,606
Foreign exchange recycled from Currency reserve on disposal	(284)
Net loss on disposal[1]	(69)

Note:

1	Included in other income in the consolidated income statement.

Vantage Towers
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€m
Goodwill	(3,448)
Other intangible assets	(294)
Property, plant and equipment	(4,882)
Investments in associates and joint ventures	(2,778)
Trade and other receivables	(292)
Cash and cash equivalants	(207)
Current and deferred taxation	61
Borrowings	4,916
Trade and other payables	658
Provisions	556
Net assets disposed	(5,710)
Non-controlling interests derecognised	807
Cash proceeds	5,592
Fair value of Investment in Oak Holdings 1 GmbH	8,634
Restriction of gain (note 20)[1]	(680)
Foreign exchange recycled from Currency reserve on disposal	(36)
Net gain on disposal[2]	8,607

Notes:

1	Related tax of €154 million is included in Income tax expense in the consolidated income statement.
2	Included in other income in the consolidated income statement.